Share Based Compensation (Tables)	6 Months Ended
Jun. 30, 2020
Share-based Payment Arrangement [Abstract]
Schedule of the option activity

	Number of share options	Weighted average exercise price $	Remaining contractual term in years

Outstanding, January 1, 2020	218,222	12.91	11.51

Granted	685,569	3.02	12.02
Exercised	(2,274)	12.91	-
Forfeited	(2,150)	8.79	-
Outstanding, June 30, 2020	899,367	5.38	11.60
Exercisable, June 30, 2020	106,852	12.91	10.51

Schedule of each stock option award is estimated on the date of grant using the Black-Scholes option pricing model
Date of grant
Expected volatility	88.44%-96.55%
Risk-free interest rate	0.65%-2.49%
Expected term from grant date (in years)	5.25-7.29
Dividend rate	-
Dilution factor	0.9909-1
Fair value	$1.55-$10.52